16. RELATED PARTY TRANSACTIONS: Schedule of Changes in advance and note to affiliates (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tables/Schedules
Schedule of Changes in advance and note to affiliates

	Activity	Short-term	Long-term	Notes
	Type	Advance	Advance	Receivable
				from Affiliates
Balances as of December 31, 2023		$2,500,000	$4,623,155	$341,850
Additions to the advance to affiliates during the year
Advances to Epazz, Inc. during the year	(A)		9,015,900	-
Total additions during the year		1,000,000	9,015,900	-
Less, services provided by Epazz, Inc. during the year
Programming and support fees	(A)	222,010	-	-
Wages and benefits	(A)	325,607	-	-
Product development costs	(B)	1,033,465	-	-
Total services provided during the year		1,581,082	-	-
Balances as of December 31, 2024		$1,963,648	$13,639,055	$341,850

	Activity	Short-term	Long-term	Notes
	Type	Advance	Advance	Receivable
				from Affiliates
Balances as of December 31, 2022		$2,500,000	$2,336,623	$-
Additions to the advance to affiliates during the year
Advances to Epazz, Inc. during the year	(A)	-	2,545,124	-
Sale of ZenaPay, Inc. to Epazz, Inc.	(B)	-	-	341,850
Total additions during the year		-	2,545,124	341,850
Less, services provided by Epazz, Inc. during the year
Wages and benefits	(A)	236,884	-	-
Product development costs	(B)	21,708	-	-
Total services provided during the year		258,592	-	-
Adjustment for expected services provided in the next 12-months	(A)	258,592	(258,592)	-
Balances as of December 31, 2023		$2,500,000	$4,623,155	$341,850